Defined Benefit Plans - Summary of Amounts Recognized in Statement of Financial Positions (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [Line Items]
Present value of wholly or partly funded obligations	€ 4,807	€ 4,027
Fair value of plan assets	(4,420)	(3,525)
Surplus Deficit In Plan	386	502
Present value of wholly unfunded obligations 1)	3,973	3,487
Ending Balance	4,359	3,989	€ 3,950
Retirement Benefit Plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Present value of wholly or partly funded obligations	4,807	4,027
Fair value of plan assets	(4,420)	(3,525)
Surplus Deficit In Plan	386	502
Present value of wholly unfunded obligations 1)	3,690	3,212
Ending Balance	4,076	3,714	3,657
Other Post Employment Benefit Plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Present value of wholly unfunded obligations 1)	283	275
Ending Balance	€ 283	€ 275	€ 293